Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2026
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of March 31,
	2026	2025
Prepaid expenses (1)	$1,293,609	$231,683
Deductible VAT-Input (2)	186,484	352,585
Advances to vendors (3)	141,811	7,172
Income tax recoverable (4)	15,616	452,598
Others	32,051	21,994
Prepaid expenses and other current assets	$1,669,571	$1,066,032

(1)

Prepaid expenses primarily consist of marketing promotions, contracted product development service fees and prepayments for directors and officer liability insurance. On October 8, 2025, the Group entered into a one-year market development agreement with an independent third-party vendor for Southeast Asia business expansion at a total consideration of $1,200,000. On October 10, 2025, the Group signed an outsourced product development contract with an independent third-party vendor to develop matching intelligent modules and embedded software for its connectors at a total amount of $800,000.

(2)	The Group’s PRC and Netherlands subsidiaries, CCSC Interconnect DG and CCSC Interconnect NL are VAT general taxpayers which are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities. Deductible VAT- Input represents the qualified input VAT from purchase of raw materials exceeds the output VAT from sales of products. Such amount can be used to offset future VAT tax liabilities.

(3)	Advances to vendors primarily represent prepayments to suppliers for raw material purchases.

(4)	The Group’s Hong Kong subsidiaries, CCSC Technology Group and CCSC Interconnect HK, make income tax prepayments to Hong Kong based on estimated taxable income based on the preceding year’s taxable income. This payment is used to offset against the actual income tax liability which assessed by local tax authority at year-end based on actual taxable income generated by CCSC Technology Group and CCSC Interconnect HK. Any overpayment will be refundable in accordance with Hong Kong tax laws when the final income tax liability is determined based on actual taxable income generated during the year. The Group received tax refunds of $40,004, $246,771 and nil for the years ended March 31, 2026, 2025 and 2024.